Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 53,903	$ 48,191
Deferred tax liabilities	152,115	142,568
Net deferred tax liabilities	98,212	94,377
Provisions and accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	20,941	21,138
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	18,114	17,352
Accounts receivable valuation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,297	2,814
Inventory valuation and costing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,457	1,781
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,344	1,142
Unrealized loss on derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,312	828
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	6,438	3,136
Deferred tax liabilities	7,267	9,935
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	58,005	47,677
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	45,920	45,920
Mineral deposits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	19,498	19,492
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	18,114	16,282
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 3,311	$ 3,262